Mezzanine Equity	12 Months Ended
Dec. 31, 2024
Mezzanine Equity [Abstract]
Mezzanine Equity
15.	Mezzanine Equity

SERIES E PREFERRED SHARES

Each holder of Series E Shares, at any time, had the right, subject to certain conditions, to convert all or any portion of the Series E Shares then held by such holder into the Company’s common shares at the conversion rate then in effect. Each Series E Share was convertible into the number of the Company’s common shares equal to the quotient of one thousand dollars ($1,000) plus any accrued and unpaid dividends divided by the lesser of the following four prices (the “Series E Conversion Price”): (i) $120,000.00, (ii) 80% of the lowest daily VWAP of the Company’s common shares over the twenty consecutive trading days expiring on the trading day immediately prior to the date of delivery of a conversion notice, (iii) the conversion price or exercise price per share of any of the Company’s then outstanding convertible shares or warrants, (iv) the lowest issuance price of the Company’s common shares in any transaction from the date of the issuance the Series E Shares onwards, but in no event could the Series E Conversion Price be less than the floor price ($0.60). The floor price was adjusted (decreased) in case of splits or subdivisions of the Company’s outstanding shares and was not adjusted in case of reverse stock splits or combinations of the Company’s outstanding shares. The holders of each Series E Share were entitled to the voting power of one thousand (1,000) common shares of the Company. Upon any liquidation, dissolution or winding up of the Company, the holders of Series E Shares would have been entitled to receive the net assets of the Company pari-passu with the common shareholders. Furthermore, the Company at its option had the right to redeem a portion or all of the outstanding Series E Shares. The Company could pay an amount equal to one thousand dollars ($1,000) per each Series E Share (the “Liquidation Amount”), plus a redemption premium equal to fifteen percent (15%) of the Liquidation Amount being redeemed if that redemption took place up to and including March 29, 2020 and twenty percent (20%) of the Liquidation Amount being redeemed if that redemption took place after March 29, 2020, plus an amount equal to any accrued and unpaid dividends on such Series E Shares (collectively referred to as the “Redemption Amount”).

The Series E Shares were not subject to redemption in cash at the option of the holders thereof under any circumstance. Finally, the holders of outstanding Series E Shares were entitled to receive, semi-annual dividends payable in cash on the last day of June and December of each year (each such date being referred to herein as a “Semi Annual Dividend Payment Date”), commencing on the first Semi Annual Dividend Payment Date, being June 30, 2019 in an amount per share (rounded to the nearest cent) equal to fifteen percent (15%) per year of the liquidation amount of the then outstanding Series E Shares computed on the basis of a 365-day year and the actual days elapsed. Accrued but unpaid dividends shall bore interest at fifteen percent (15%). Dividends would not have been payable in cash, if such payment violated any provision of any senior secured facility of the Company or any senior secured facility for which the Company had provided a guarantee, for as long as such provisions, remained in effect.

The Company determined that the Series E shares were more akin to equity than debt and that the above identified conversion feature, subject to adjustments, was clearly and closely related to the host instrument, and accordingly bifurcation and classification of the conversion feature as a derivative liability was not required. Given that the Series D and Series E preferred stock’s holder (Lax Trust) controlled a majority of the Company votes, the preferred equity was in essence redeemable at the option of the holder and hence was classified in Mezzanine equity as per ASC 480-10-S99 “Distinguishing liabilities from Equity – SEC Materials”.

On December 6, 2023 the Company received a conversion notice for the conversion of all the outstanding Series E Shares (13,452 shares) into 2,930,718 of the Company’s common shares. The Series E Shares were converted on the same date of the receipt of the conversion notice with a conversion price of $4.59, which represented 80% of the lowest daily volume weighted average price of the Company’s common stock over the 20 consecutive trading days expiring on the trading day immediately prior to the date of delivery of the conversion notice. In the years ended December 31, 2022 and 2023 the Company did not issue or redeem any Series E Shares. During the years ended December 31, 2022 and 2023 the Company declared $2,046 and $1,001 of dividends to the Series E Shares holder.

The Company, based on ASC 470-20-40-5, determined that the Series E Shares conversion feature is in essence a redemption, since such conversion was settled by a delivery of a variable number of shares of common stock with a fixed monetary amount and by applying ASC 260-10-S99-2 has recognized the difference between the carrying amount of the Series E Shares at the date of conversion and the fair value of the common stock delivered on the same date, amounting to $22,426, as a deemed dividend.

SERIES F PREFERRED SHARES

On January 17, 2022, the Company entered into a stock purchase agreement with Africanus Inc., an affiliate of Evangelos J. Pistiolis  for the sale of up to 7,560,759 newly-issued Series F Non-Convertible Perpetual Preferred Shares (“Series F Shares”), in exchange for (i) the assumption by Africanus Inc. of an amount of $47,630 of shipbuilding costs for its newbuilding vessels M/T Eco Oceano CA (Hull No. 871), M/T Julius Caesar (Hull No. 3213) and M/T Legio X Equestris (Hull No. 3214), and (ii) settlement of the Company’s remaining payment obligations relating to the VLCC Transaction, in an amount of up to $27,978. From January 17 to March 16, 2022 a total of 7,200,000 Series F Shares were issued, to cover $47,630 of shipbuilding costs in connection with the deliveries of M/T Julius Caesar, M/T Legio X Equestris and M/T Eco Oceano CA and as a consideration for the settlement of $24,370 of Due to related parties. During the years ended December 31, 2022 and 2023 the Company redeemed a total of 1,349,252 and 2,191,121 Series F Shares for $16,191 and $26,293. On February 6, 2024 the Company redeemed the remaining 3,659,627 Series F Shares for $43,916.

The holders of Series F Shares were entitled to the voting power of ten of the Company’s common shares per Series F Share. Upon any liquidation, dissolution or winding up of the Company, the holders of Series F Shares would have been entitled to receive the net assets of the Company pari passu with the Company’s common shares. The Series F Shares could not be subject to redemption in cash at the option of the holders and only the Company at its option had the right to redeem a portion or all of the outstanding Series F Shares at an amount equal to $10 (ten) per Series F Share redeemed (the “Liquidation Amount”), plus a redemption premium of 20% of the Liquidation Amount. The Series F Shares included a mandatory redemption provision tied to minimum voting requirements for the Company’s major shareholders, including affiliates of the CEO, pursuant to which if such minimum voting rights fell below 50% the Company was obliged to redeem the full amount of the then outstanding Series F Shares at a redemption premium of 40%. The holders of outstanding Series F Shares were entitled to receive semi-annual dividends payable in cash at a rate of 13.5% per year of the Liquidation Amount of the then outstanding Series F Shares. Accrued but unpaid dividends bore interest at 13.5%. In addition, a one-time cash dividend equal to 4.0% of the Liquidation Amount was payable following each issuance of Series F Shares. Finally, the Series F Shares were not convertible into the Company’s common shares under any circumstances.

The Company determined that the Series F Shares were more akin to equity than debt and hence they were classified in Mezzanine equity. As of March 16, 2022 (the date of the last series F Shares issuance), the Company adjusted the carrying value of the Series F Shares to the maximum redemption amount ($86,400), resulting in an increase of $14,400, which was accounted as deemed dividend.

During the years ended December 31, 2022,2023 and 2024 the Company declared $10,344, $5,009 and  $0 of dividends to the Series F Shares holder.